INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets included in current assets relate to intangible assets following the completion of the transactions contemplated by the Vessel SPA, the ManCo SPA and related agreements during 2024 and 2023 and are as follows:

	Favorable Contract Intangible Assets	Assembled Workforce	Customer Relationships	Others	As of June 30, 2024	As of December 31, 2023
(in thousands of $)	Note A	Note B	Note B
Cost	18,900	4,600	3,600	2,081	29,181	29,048
Less: Accumulated amortization	(15,135)	(1,840)	(3,600)	(72)	(20,647)	(18,785)
Net book value	3,765	2,760	—	2,009	8,534	10,263
Presented as:
- Current	—	—	—	—	—	825
- Non-current	3,765	2,760	—	2,009	8,534	9,438
	3,765	2,760	—	2,009	8,534	10,263